Cover	11 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	GREIF, INC.
Entity Central Index Key	0000043920